UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: Eight Greenwich Office Park

         Greenwich, CT  06831

13F File Number:  28-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Gordon
Title:     Chief Financial Officer
Phone:     (203) 971-3661

Signature, Place, and Date of Signing:

     John Gordon     Greenwich, CT     November 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $405,751 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA WEST AIRLS INC         NOTE  2.491% 7/3 023650AM6    31860 89300000 PRN      SOLE    01           89300000        0        0
ANTIGENICS INC DEL             COM              037032109      650   120000 SH  Put  SOLE    01             120000        0        0
APPLE COMPUTER INC             COM              037833100     5361   100000 SH  Call SOLE    01             100000        0        0
ARGOSY GAMING CO               COM              040228108    15417   435500 SH       SOLE    01             435500        0        0
BRINKS CO                      COM              109696104    20292   499300 SH       SOLE    01             499300        0        0
BRINKS CO                      COM              109696104     2874    70000 SH  Put  SOLE    01              70000        0        0
BRINKS CO                      COM              109696104     7801   190000 SH  Put  SOLE    01             190000        0        0
CALPINE CORP                   NOTE  6.000% 9/3 131347BM7    18047 25500000 PRN      SOLE    01           25500000        0        0
COVAD COMMUNICATIONS GROUP I   DBCV  3.000% 3/1 222814AR6     1323  2000000 PRN      SOLE    01            2000000        0        0
DORAL FINL CORP                COM              25811P100     3464   265000 SH  Put  SOLE    01             265000        0        0
DORAL FINL CORP                COM              25811P100     1587   121400 SH  Call SOLE    01             121400        0        0
EAGLE MATERIALS INC            CL B             26969P207     2418    20900 SH       SOLE    01              20900        0        0
ELECTRONICS BOUTIQUE HLDGS C   COM              286045109    11269   179330 SH       SOLE    01             179330        0        0
GENCORP INC                    COM              368682100     8040   603700 SH       SOLE    01             603700        0        0
GROUPE CGI INC                 CL A SUB VTG     39945C109     9833  1345400 SH       SOLE    01            1345400        0        0
GUIDANT CORP                   COM              401698105     1378    20000 SH  Put  SOLE    01              20000        0        0
GUIDANT CORP                   COM              401698105     8267   230000 SH       SOLE    01             230000        0        0
HIBERNIA CORP                  CL A             428656102    28238   940000 SH       SOLE    01             940000        0        0
IVAX CORP                      COM              465823102     8098   307200 SH       SOLE    01             307200        0        0
MANUGISTICS GROUP INC          COM              565011103     1089   550000 SH       SOLE    01             550000        0        0
NEXTEL PARTNERS INC            CL A             65333F107     7539   443271 SH       SOLE    01             443271        0        0
PROVIDIAN FINL CORP            NOTE  2.750% 3/1 74406AAD4   109363 87490000 PRN      SOLE    01           87490000        0        0
SHOPKO STORES INC              COM              824911101    15759   617500 SH       SOLE    01             617500        0        0
SIX FLAGS INC                  NOTE  4.500% 5/1 83001PAJ8    22701 18000000 PRN      SOLE    01           18000000        0        0
TESORO CORP                    COM              881609101     3392    30000 SH  Call SOLE    01              30000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5008   190000 SH  Put  SOLE    01             190000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     5653    50000 SH  Put  SOLE    01              50000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     8480    75000 SH  Call SOLE    01              75000        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     6275    55500 SH       SOLE    01              55500        0        0
WALGREEN CO                    COM              931422109    13035   300000 SH       SOLE    01             300000        0        0
WALTER INDS INC                COM              93317Q105     8801   179900 SH       SOLE    01             179900        0        0
WENDYS INTL INC                COM              950590109     2258    50000 SH  Put  SOLE    01              50000        0        0
WENDYS INTL INC                COM              950590109     4763   105500 SH  Put  SOLE    01             105500        0        0
WENDYS INTL INC                COM              950590109     5418   120000 SH       SOLE    01             120000        0        0